As filed with the Securities and Exchange Commission on February 25, 2003

File Nos. 33-12113
811-5028

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933  /X/

Post-Effective Amendment No. 75/X/

and

Registration Statement Under the Investment Company Act of 1940 /X/

Amendment No. 86 /X/

PIMCO FUNDS: Pacific Investment Management Series
(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including area code:
(949) 720-6533
Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive, Suite 300 Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)	/ X / On February 28, 2003 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)	/ / On (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)	/ / On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ X / This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A for PIMCO Funds: Pacific Investment Management Series incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Fund's Post-Effective Amendment No. 73, which was filed with the Securities and Exchange Commission on December 27, 2002. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 73 to February 28, 2003.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on February 25, 2003.

PIMCO FUNDS
(Registrant)

                                                  By: ___________________________
                                                           R. Wesley Burns*
                                                              President

                                                *By:_/s/_________________________
                                                            Robert W. Helm, as attorney-in-fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                                Title                             Date

____________________
Guilford C. Babcock*                            Trustee                         February 25, 2003

____________________
Thomas P. Kemp*                                 Trustee                         February 25, 2003

____________________
Brent R. Harris*                                     Trustee                         February 25, 2003

____________________
William J. Popejoy*                                Trustee                         February 25, 2003

____________________
Vern O. Curtis*                                      Trustee                          February 25, 2003

____________________
E. Philip Cannon**                                 Trustee                           February 25, 2003

____________________
J. Michael Hagan**                                Trustee                           February 25, 2003

____________________
R. Wesley Burns*                                   President                         February 25, 2003
                                                              (Principal Executive
                                                                Officer)

____________________
John P. Hardaway*                                 Treasurer                         February 25, 2003
                                                               (Principal Financial
                                                               and Accounting
                                                               Officer)

*By: _/s/_______________________
Robert W. Helm,
as attorney-in-fact

___________________

*    Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.

*    Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to the Registration Statement No. 33-12113.